                                           Semi-Annual Report o June 30, 1998

[LOGO]

             New York Tax Free
             Income Portfolio

[Graphic Omitted]


                                                                           BONDS

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO

Letter to Our Shareholders                                                   1
 ..............................................................................
Portfolio Environment and Outlook                                            2
 ..............................................................................
Fund Facts                                                                   4
 ..............................................................................
Portfolio Highlights                                                         4
 ..............................................................................
Fund Performance                                                             5
 ..............................................................................
Portfolio of Investments                                                     6
 ..............................................................................
Statement of Assets and Liabilities                                         10
 ..............................................................................
Statement of Operations                                                     11
 ..............................................................................
Statement of Changes in Net Assets                                          12
 ..............................................................................
Financial Highlights                                                        13
 ..............................................................................
Notes to Financial Statements                                               14
 ..............................................................................

LETTER TO OUR SHAREHOLDERS
Dear CitiFunds Shareholder:

This semi-annual report covers the period from January 1, 1998, through June 30, 1998, for the CitiFundsSM New York Tax Free Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.

  Overall, the past six months were quite positive for the tax-exempt bond market. Moderate economic growth, low inflation and an unchanged monetary policy helped municipal bonds produce attractive total rates of return for the six-month period. We are pleased to report that CitiFunds New York Tax Free Income Portfolio participated in this market's gains.

  Among the highlights of the reporting period, your fund has changed its name to CitiFunds(SM) New York Tax Free Income Portfolio. In addition, as you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the fund.

  On behalf of the Board of Trustees, we want to thank you for your continued participation and confidence in the CitiFunds family of funds.


/s/ Philip W. Coolidge

Philip W. Coolidge
President
July 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

DESPITE STRONGER-THAN-EXPECTED U.S. ECONOMIC GROWTH, inflation remained low during the first six months of 1998. Even record-high employment levels and robust consumer consumption failed to ignite inflationary pressures. In addition, fears that economic growth was too strong were tempered by widespread expectations that the financial crisis in Asia would soon constrain growth. The potentially moderating effects of the Asian crisis apparently convinced the Federal Reserve Board not to raise short-term interest rates.
  This combination of economic influences produced excellent market conditions for fixed-income securities, including both taxable and tax-exempt bonds. However, the performance of the taxable bond market was generally stronger than the municipal bond market over the past six months. That's primarily because positive supply-and-demand influences in some sectors of the taxable bond market did not apply to tax-exempt bonds. The federal government's progress toward a balanced budget has reduced the government's need to finance its operations by issuing U.S. Treasury securities. While the supply of U.S. Treasury securities was shrinking, investor demand was growing, especially from overseas investors, causing prices of those taxable securities to rise.
  In contrast, the supply of tax-exempt securities grew over the past six months while demand remained relatively steady. Municipalities took advantage of the low interest-rate environment to finance a variety of new projects and refinance existing ones. In fact, tax-exempt bond issuance during the first six months of 1998 was more than 50% higher than in the first half of 1997.
When supply grows and investors have many bonds to choose from, issuers must keep their yields relatively high to make their securities more attractive to investors seeking high levels of tax-free income. As a result, prices of most tax-exempt securities did not rise as much as comparable taxable securities.
  The effects of the supply-and-demand imbalance were partially offset in New York by the state's improving financial condition. Standard & Poor's, a major bond rating agency, upgraded its credit rating for New York City from Baa1 to A3 in response to the City's improving credit profile. New York State's credit is also improving, as evidenced by the state's ability to place some of its estimated $1 billion budget surplus in reserve.
  THE PORTFOLIO SOUGHT TO MAINTAIN HIGH TAX-EXEMPT YIELDS COMMENSURATE WITH
ITS RISK PROFILE in this environment. Accordingly, we maintained a well diversified portfolio containing tax-exempt securities with a variety of maturities. Within that portfolio, we found the best values in bonds with maturities of 10 to 15 years.
  We allocated the portfolio's assets among New York's municipal bond issuers in an attempt to maximize exposure to those tax-exempt securities providing the best relative values. Early in the year, this led us to a relatively high concentration of municipal bonds issued by New York City. New York City bonds were particularly attractive because they offered relatively high yields at a time when the city's credit quality was rising. Toward the end of the six-month period, we reduced our position in New York City bonds to lock in profits and take advantage of new opportu nities. For example, we invested in bonds issued by such agencies as the Metropolitan Transit Authority (MTA) and New York State Thruway Authority.
  WE BELIEVE THAT NEW YORK MUNICIPAL BONDS REPRESENT ATTRACTIVE VALUES under current market conditions, and we are optimistic about the market's prospects over the second half of 1998. As of June 30, the average AAA-rated or Aaa-rated 30-year New York tax-exempt bond provided about 87% of the yield of 30-year U.S. Treasury bonds. Historically, that relationship averages around 83%. We expect New York's municipal bondholders to benefit from potential capital appreciation when tax-exempt bond yields return to their historical relationship with taxable bond yields. This may occur during the second half of 1998 if the supply of new tax-exempt securities moderates to more normal levels.
  In addition, we believe that U.S. economic growth will slow during the second half of this year in response to falling demand for goods and services from Asia. Slower economic growth usually means low inflation, which is good for bonds. Therefore, we expect an economic slow-down to help municipal bond prices move higher over the next six months.
  Of course, no matter what the future brings, we will continue to monitor the economy and bond markets, making every effort to generate high levels of current income exempt from federal, New York State and New York City personal income taxes and to preserve the value of our shareholders' investment.

FUND FACTS

FUND OBJECTIVE
To generate high levels of current income exempt from federal, New York State and New York City personal income taxes+ and to preserve the value of its shareholders' investment through investing in debt obligations consisting primarily of municipal bonds and notes.

INVESTMENT MANAGER               DIVIDENDS
Citibank, N.A.                   Paid monthly, if any

COMMENCEMENT OF OPERATIONS       CAPITAL GAINS
September 8, 1986                Distributed semi-annually, if
                                 any

NET ASSETS AS OF 06/30/98        BENCHMARKS
$205.6 million                   o Lipper New York State
                                   Municipal Bond Funds Average
                                 o Lehman Municipal Bond Index

+ A portion of the income may be subject to the Federal Alternative Minimum
  Tax.
  Consult your personal tax advisor.

PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 1998 (Unaudited)


               Transportation Revenue                24%
               State Agencies                        18%
               General Obligation Bonds              12%
               Power Revenue                         10%
               Housing Revenue                        9%
               Healthcare                             7%
               *Short-Term                            6%
               Water/Sewer Revenue                    5%
               Other Revenue                          5%
               Sales Tax Revenue                      4%

                      *Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

                                              SIX           ONE         FIVE          TEN
                                            MONTHS**        YEAR        YEARS*       YEARS*
ALL PERIODS ENDING JUNE 30, 1998 (Unaudited)
-------------------------------------------------------------------------------------------
CitiFunds New York Tax Free Income
 Portfolio                                   2.86%         8.84%        5.74%        7.85%
Lipper New York State Municipal Bond
 Funds Average                               2.37%         8.38%        5.44%        7.80%
Lehman Municipal Bond Index                  2.69%         8.66%        6.46%        8.30%

 * Average Annual Total Return
** Not Annualized

30-Day SEC Yield                  4.20%
Income Dividends Per Share       $0.273

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund
made ten years ago (June 1988)
would have grown to $21,292 (as
of 6/30/98). The graph shows how
this compares to our benchmark
over the same period.

                                        Lipper New York
                    CitiFunds           State Municipal               Lehman
                   New York Tax            Bond Fund                 Municipal
  Date           Free Income Fund         Average Bond              Bond Index
  ----           ----------------       ----------------            ----------
   6/30/88            $10,000                $10,000                 $10,000
   7/31/88            $10,057                $10,061                 $10,065
   8/31/88            $10,088                $10,097                 $10,074
   9/30/88            $10,294                $10,291                 $10,256
  10/31/88            $10,556                $10,519                 $10,437
  11/30/88            $10,429                $10,394                 $10,342
  12/31/88            $10,652                $10,553                 $10,448
   1/31/89            $10,785                $10,704                 $10,664
   2/28/89            $10,624                $10,610                 $10,542
   3/31/89            $10,660                $10,594                 $10,517
   4/30/89            $10,971                $10,864                 $10,766
   5/31/89            $11,229                $11,071                 $10,990
   6/30/89            $11,372                $11,217                 $11,139
   7/31/89            $11,520                $11,334                 $11,291
   8/31/89            $11,348                $11,223                 $11,180
   9/30/89            $11,213                $11,172                 $11,147
  10/31/89            $11,372                $11,268                 $11,283
  11/30/89            $11,575                $11,441                 $11,481
  12/31/89            $11,688                $11,533                 $11,575
   1/31/90            $11,560                $11,411                 $11,520
   2/28/90            $11,611                $11,508                 $11,623
   3/31/90            $11,614                $11,479                 $11,627
   4/30/90            $11,431                $11,336                 $11,542
   5/31/90            $11,740                $11,627                 $11,794
   6/30/90            $11,902                $11,764                 $11,898
   7/31/90            $12,166                $11,983                 $12,074
   8/31/90            $11,877                $11,736                 $11,898
   9/30/90            $11,810                $11,688                 $11,905
  10/31/90            $11,969                $11,804                 $12,121
  11/30/90            $12,355                $12,073                 $12,365
  12/31/90            $12,381                $12,113                 $12,419
   1/31/91            $12,589                $12,277                 $12,585
   2/28/91            $12,572                $12,345                 $12,695
   3/31/91            $12,571                $12,391                 $12,699
   4/30/91            $12,767                $12,584                 $12,869
   5/31/91            $12,877                $12,682                 $12,983
   6/30/91            $12,865                $12,669                 $12,970
   7/31/91            $13,056                $12,875                 $13,128
   8/31/91            $13,245                $13,060                 $13,301
   9/30/91            $13,456                $13,256                 $13,474
  10/31/91            $13,597                $13,383                 $13,596
  11/30/91            $13,610                $13,402                 $13,634
  12/31/91            $13,909                $13,678                 $13,926
   1/31/92            $13,860                $13,603                 $13,958
   2/29/92            $13,895                $13,653                 $13,962
   3/31/92            $13,853                $13,697                 $13,968
   4/30/92            $13,942                $13,842                 $14,092
   5/31/92            $14,176                $14,044                 $14,258
   6/30/92            $14,463                $14,335                 $14,497
   7/31/92            $14,960                $14,859                 $14,932
   8/31/92            $14,744                $14,634                 $14,786
   9/30/92            $14,794                $14,678                 $14,883
  10/31/92            $14,527                $14,434                 $14,736
  11/30/92            $14,858                $14,787                 $15,000
  12/31/92            $15,002                $14,977                 $15,154
   1/31/93            $15,239                $15,161                 $15,330
   2/28/93            $15,823                $15,761                 $15,884
   3/31/93            $15,693                $15,601                 $15,716
   4/30/93            $15,812                $15,772                 $15,875
   5/31/93            $15,848                $15,883                 $15,964
   6/30/93            $16,110                $16,149                 $16,231
   7/31/93            $16,116                $16,145                 $16,252
   8/31/93            $16,393                $16,497                 $16,590
   9/30/93            $16,582                $16,680                 $16,779
  10/31/93            $16,611                $16,711                 $16,811
  11/30/93            $16,461                $16,524                 $16,663
  12/31/93            $16,806                $16,871                 $17,015
   1/31/94            $16,970                $17,050                 $17,209
   2/28/94            $16,551                $16,622                 $16,763
   3/31/94            $15,801                $15,874                 $16,081
   4/30/94            $15,830                $15,890                 $16,217
   5/31/94            $15,964                $16,046                 $16,358
   6/30/94            $15,770                $15,933                 $16,263
   7/31/94            $16,085                $16,214                 $16,561
   8/31/94            $16,160                $16,267                 $16,612
   9/30/94            $15,843                $15,955                 $16,368
  10/31/94            $15,540                $15,607                 $16,077
  11/30/94            $15,191                $15,183                 $15,786
  12/31/94            $15,551                $15,603                 $16,133
   1/31/95            $15,983                $16,043                 $16,595
   2/28/95            $16,449                $16,560                 $17,077
   3/31/95            $16,636                $16,701                 $17,274
   4/30/95            $16,650                $16,721                 $17,295
   5/31/95            $17,280                $17,259                 $17,846
   6/30/95            $17,042                $17,028                 $17,691
   7/31/95            $17,122                $17,133                 $17,859
   8/31/95            $17,347                $17,327                 $18,086
   9/30/95            $17,395                $17,417                 $18,200
  10/31/95            $17,781                $17,699                 $18,464
  11/30/95            $18,170                $18,039                 $18,770
  12/31/95            $18,333                $18,225                 $18,950
   1/31/96            $18,415                $18,307                 $19,094
   2/29/96            $18,185                $18,153                 $18,965
   3/31/96            $17,906                $17,853                 $18,722
   4/30/96            $17,823                $17,778                 $18,669
   5/31/96            $17,856                $17,777                 $18,662
   6/30/96            $18,057                $17,965                 $18,865
   7/31/96            $18,222                $18,136                 $19,035
   8/31/96            $18,167                $18,092                 $19,031
   9/30/96            $18,485                $18,373                 $19,298
  10/31/96            $18,652                $18,556                 $19,516
  11/30/96            $18,990                $18,890                 $19,873
  12/31/96            $18,885                $18,794                 $19,790
   1/31/97            $18,916                $18,788                 $19,827
   2/28/97            $19,102                $18,958                 $20,010
   3/31/97            $18,855                $18,713                 $19,743
   4/30/97            $19,009                $18,876                 $19,909
   5/31/97            $19,338                $19,157                 $20,210
   6/30/97            $19,563                $19,351                 $20,426
   7/31/97            $20,160                $19,941                 $20,992
   8/31/97            $19,908                $19,709                 $20,795
   9/30/97            $20,136                $19,934                 $21,042
  10/31/97            $20,277                $20,052                 $21,177
  11/30/97            $20,381                $20,162                 $21,302
  12/31/97            $20,700                $20,483                 $21,613
   1/31/98            $20,951                $20,681                 $21,835
   2/28/98            $20,910                $20,673                 $21,842
   3/31/98            $20,925                $20,677                 $21,862
   4/30/98            $20,802                $20,514                 $21,763
   5/31/98            $21,213                $20,883                 $22,107
   6/30/98            $21,292                $20,962                 $22,193


The graph assumes all dividends and distributions are reinvested at Net Asset Value.
Notes: All Fund performance numbers represent past perfomance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated. If the waivers were not in place, total returns would be lower.

CitiFunds New York Tax Free Income Portfolio
PORTFOLIO OF INVESTMENTS                                         June 30, 1998
(Unaudited)

                                              PRINCIPAL
MOODY'S                                        AMOUNT
BOND                                           (000'S
RATING         ISSUER                          OMITTED)          VALUE
--------------------------------------------------------------------------

MUNICIPAL BONDS  -- 93.8%
--------------------------------------------------------------------------
GENERAL OBLIGATION BONDS  -- 12.3%
--------------------------------------------------------------------------
Aaa        Nassau County, NY,
            Series I, 5.00% due 10/01/08         $ 1,410        $1,463,101
Aaa        Nassau County, NY,
            Series Y, 5.00% due 3/01/11            3,650         3,703,253
A3         New York City, NY,
            Series B, 6.375% due 8/15/05             205           232,318
A3         New York City, NY,
            Series F, 7.65% due 2/01/06            2,700         3,053,079
A3         New York City, NY,
            Series F, 7.65% due 2/01/06              300           334,455
A3         New York City, NY,
            Series F, 6.20% due 8/15/06            6,500         7,200,570
Aaa        New York City, NY,
            Series F, 8.40% due 11/15/06           1,825         2,098,823
Aaa        New York City, NY,
            Series F, 8.40% due 11/15/06             175           198,767
A3          New York City, NY,
             Series B, 6.376% due 8/15/11          1,295         1,417,598
A3         New York City, NY,
            Series A, 6.25% due 8/01/12            3,200         3,506,688
Aaa        Puerto Rico Commonwealth,
            6.50% due 7/01/10                      1,800         2,124,756
                                                                 ---------
                                                                25,333,408
                                                                 ---------

HEALTHCARE  -- 6.5%
--------------------------------------------------------------------------
Aaa        New York State Dormitory
            Authority, Hospital,
            5.10% due 2/15/12                      5,000         5,054,700
Aaa        New York State Dormitory
            Authority, Presbyterian,
            5.50% due 2/01/10                      4,835         5,211,260
Aaa        New York State Dormitory
            Authority, Rochester,
            5.25% due 7/01/13                      1,000         1,027,440
Aaa        New York State Dormitory
            Authority, St. Josephs,
            5.25% due 7/01/18                      2,000         2,009,080
                                                                 ---------
                                                                13,302,480
                                                                 ---------
HOUSING REVENUE  -- 8.8%
--------------------------------------------------------------------------
Aaa        New York State Housing
            Finance Agency, ETM,
            7.90% due 11/01/06                     5,750         6,844,168

Aa         New York State Mortgage
            Agency Revenue, AMT,
            7.25% due 10/01/07                     6,075         6,517,381
Aa         New York State Mortgage
            Agency Revenue, AMT,
            5.35% due 10/01/18                     3,200         3,197,568
Aa         New York State Mortgage
            Agency Revenue, AMT,
            7.75% due 10/01/23                     1,470         1,585,910
                                                                 ---------
                                                                18,145,027
                                                                 ---------
POWER REVENUE  -- 9.8%
--------------------------------------------------------------------------

Aaa        Long Island Power Authority,
            NY, 5.125% due 12/01/22               12,420        12,242,021
            Puerto Rico Electric Power
            Authority, Series DD,
            5.00% due 7/01/11                      3,750         3,847,462
Baa1       Puerto Rico Electric Power
            Authority, Series U,
            6.00% due 7/01/14                      2,750         2,975,830
Baa1       Puerto Rico Electric Power
            Authority, Series Z,
            5.25% due 7/01/21                      1,000         1,004,540
                                                                 ---------
                                                                20,069,853
                                                                 ---------
SALES TAX REVENUE  -- 4.4%
--------------------------------------------------------------------------
Aa3        New York City Transitional,
            NY, Series A, 4.90% due 8/15/10        2,000         2,026,500
Aa3        New York City Transitional,
            NY, Series A, 5.00% due 8/15/14        1,720         1,712,105
Aa3        New York City Transitional,
            NY, Series A, 5.00% due 8/15/16        2,300         2,262,004
Aa3        New York City Transitional,
            NY, Series A, 5.125% due 8/15/21       3,000         2,966,010
                                                                 ---------
                                                                 8,966,619
                                                                 ---------

STATE AGENCIES  -- 17.8%
--------------------------------------------------------------------------
Aaa        New York State Dormitory
            Authority, City University,
            5.75% due 7/01/18                      3,000         3,302,640
Aaa        New York State Dormitory
            Authority, City University,
            5.00% due 7/01/20                      2,000         1,958,260
Baa1       New York State Dormitory
            Authority, Court Facilities,
            5.25% due 5/15/21                      1,000           989,480
A3         New York State Dormitory
            Authority, Mental Health
            Services, 6.50% due 2/15/11            1,610         1,862,883
A3         New York State Dormitory
            Authority, Mental Health
            Services, 5.00% due 2/15/11            1,485         1,492,158
A3         New York State Dormitory
            Authority, Mental Health
            Services, 5.50% due 8/15/17            3,000         3,090,960
Aaa        New York State Dormitory
            Authority, New York
            University, 5.75% due 7/01/11          1,000         1,100,960
A3         New York State Dormitory
            Authority, State University,
            5.25% due 5/15/13                      2,030         2,112,601
Aaa        New York State Dormitory
            Authority, State University,
            5.00% due 5/15/20                      4,680         4,582,375
A3         New York State Dormitory
            Authority, State University,
            5.40% due 5/15/23                      1,690         1,701,745
A3         New York State Local
            Government Assistance,
            Series A, 5.375% due 4/01/12           2,475         2,571,030
A3         New York State Local
            Government Assistance, Series
            A, 5.25% due 4/01/19                   4,000         4,009,760
A3         New York State Local
            Government Assistance, Series
            E, 6.00% due 4/01/14                   2,000         2,246,080
Baa1       New York State Urban
            Development Revenue,
            Correctional Cap,
            5.50% due 1/01/09                      1,000         1,066,940
Baa1       New York State Urban
            Development Revenue, State
            Facilities, 5.50% due 4/01/07          3,000         3,197,340
Baa1       New York State Urban
            Development Revenue, Youth
            Facilities, 5.875% due 4/01/09         1,245         1,339,794
                                                                 ---------
                                                                36,625,006
                                                                 ---------

TRANSPORTATION REVENUE  -- 23.7%
--------------------------------------------------------------------------
Baa1       Metropolitan Transportation
            Authority, NY, Series A,
            5.25% due 7/01/07                      2,000         2,090,780
Baa1       Metropolitan Transportation
            Authority, NY, 5.50% due 7/01/12       2,380         2,481,126
Aaa        Metropolitan Transportation
            Authority, NY, Series Q,
            5.125% due 7/01/13                     2,555         2,580,678
Baa1       Metropolitan Transportation
            Authority, NY, 5.75% due 7/01/13       1,000         1,094,930
Baa1       Metropolitan Transportation
            Authority, NY, Series O,
            5.75% due 7/01/13                      3,000         3,284,790
Aaa        Metropolitan Transportation
            Authority, NY, Series A, FSA,
            5.125% due 7/01/17                     2,300         2,304,255
Baa1       Metropolitan Transportation
            Authority, NY, Series 8,
            5.25% due 7/01/17                      3,000         2,992,620
Baa1       Metropolitan Transportation
            Authority, NY, Series 1997A,
            5.625% due 7/01/25                     1,940         2,032,402
Aaa        New York State Thruway
            Authority, Series A,
            5.50% due 4/01/07                      3,740         4,039,200
Aaa        New York State Thruway
            Authority, Series B,
            5.25% due 4/01/14                      3,000         3,086,160
Aa3        New York State Thruway
            Authority, Series E,
            5.00% due 1/01/16                     10,045         9,939,929
Baa1       New York State Thruway
            Authority, Local Highway,
            6.00% due 4/01/07                      6,750         7,419,600
Baa1       New York State Thruway
            Authority, Local Highway,
            5.25% due 4/01/10                      2,900         2,982,534
Aaa        Puerto Rico Commonwealth
            Highway Authority,
            5.50% due 7/01/13                      1,125         1,219,613
Aaa        Puerto Rico Commonwealth
            Highway Authority,
            5.50% due 7/01/15                      1,000         1,081,840
                                                                 ---------
                                                                48,630,457
                                                                 ---------

WATER AND SEWER REVENUE  -- 5.2%
--------------------------------------------------------------------------
Aa         New York State Environmental
            Facilities, 7.00% due 6/15/12          3,360         3,696,516
Aa         New York State Environmental
            Facilities, 7.50% due 6/15/12          3,000         3,254,430
A1         New York State Environmental
            Facilities, 7.125% due 7/01/12         2,100         2,253,069
A1         New York State Environmental
            Facilities, 5.00% due 7/15/12          1,460         1,479,257
                                                                 ---------
                                                                10,683,272
                                                                 ---------

OTHER REVENUE  -- 5.3%
--------------------------------------------------------------------------
Aaa        Municipal Assistance Corp.,
            Series B, Zero Coupon
            due 7/15/11                              500           267,225
Aaa        Municipal Assistance Corp.,
            Series B, Zero Coupon
            due 1/15/12                              400           205,964
Aaa        Municipal Assistance Corp.,
            Series B, Zero Coupon
            due 1/15/13                              800           389,440
Aaa        Municipal Assistance Corp.,
            Series B, Zero Coupon
            due 1/15/14                            1,405           645,991
N/R        New York City Industrial
            Development Agency,
            7.00% due 5/01/08                        800           876,984
A2         New York State, 5.25% due 3/01/15       3,115         3,157,922
Aaa        New York State Medical Care
            Facilities, 6.90% due 8/15/34          1,000         1,166,370
N/R        Port Authority of New York
            and New Jersey, Special
            Obligation, 6.75% due 10/01/19         3,850         4,266,224
                                                                 ---------
                                                                10,976,120
                                                                 ---------

TOTAL MUNICIPAL BONDS
 (Identified Cost $184,940,433)                                192,732,242
                                                                 ---------

VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST  -- 4.3%
--------------------------------------------------------------------------
VMIG1      Metropolitan Transit Authority,
            4.00% due 1/01/18                        200           200,000
VMIG1      Puerto Rico Infrastructure,
            3.95% due 1/01/22                      3,000         3,000,000
VMIG1      Long Island Power Authority,
            3.75% due 5/01/33                      1,000         1,000,000
VMIG1      New York State Medical Care
            Facilities, 4.05% due 8/15/22          1,400         1,400,000
VMIG1      New York State Thruway Authority,
            4.05% due 1/01/27                      2,900         2,900,000
VMIG1      Puerto Rico Commonwealth Highway
            Authority, 3.00% due 7/01/28             400           400,000
                                                                 ---------

TOTAL VARIABLE RATE DEMAND NOTES AT
 AMORTIZED COST                                                  8,900,000
                                                                 ---------
TOTAL INVESTMENTS
 (Identified Cost $193,840,433)                     98.1%      201,632,242
OTHER ASSETS, LESS LIABILITIES                       1.9         3,939,044
                                                   -----      ------------
NET ASSETS                                         100.0%     $205,571,286
                                                   -----      ------------
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 day's notice.
AMT -- Subject to Alternative Minimum Tax

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
-----------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A) (Identified Cost,
 $193,840,433)                                        $201,632,242
Cash                                                        96,399
Interest receivable                                      3,231,410
Receivable for shares of beneficial interest sold       12,697,111
------------------------------------------------------------------
   Total assets                                        217,657,162
------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                       11,410,085
Payable for shares of beneficial interest repurchased      513,946
Payable to Affiliate -- Management fees (Note 2)            71,264
Accrued expenses and other liabilities                      90,581
------------------------------------------------------------------
   Total liabilities                                    12,085,876
------------------------------------------------------------------
NET ASSETS for 17,922,573 shares of beneficial
  interest outstanding                                $205,571,286
------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                       $202,874,108
Accumulated net realized loss on investments            (5,027,103)
Unrealized appreciation of investments                   7,791,809
Undistributed net investment loss                          (67,528)
------------------------------------------------------------------
   Total                                              $205,571,286
-----------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE OF BENEFICIAL INTEREST                        $11.47
-----------------------------------------------------------------

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
---------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Interest                                                   $3,176,709
EXPENSES:
Management fees (Note 2)                         $ 440,308
Distribution fees (Note 3)                         146,769
Custodian fees                                      22,500
Auditing fees                                       17,100
Trustee fees                                         9,943
Shareholder reports                                  7,503
Transfer agent fees                                  7,500
Legal fees                                           6,744
Miscellaneous                                        5,019
---------------------------------------------------------------------
   Total expenses                                  663,386
Less aggregate amounts waived by Manager
  (Note 2)                                        (193,777)
---------------------------------------------------------------------
   Net expenses                                               469,609
---------------------------------------------------------------------
Net investment income                                       2,707,100
---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on investment transactions                   85,606
Net change in unrealized appreciation                         904,998
---------------------------------------------------------------------
   Net realized and unrealized gain on
    investments                                               990,604
---------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                $3,697,704
---------------------------------------------------------------------

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                        SIX MONTHS
                                          ENDED
                                         JUNE 30,     YEAR ENDED
                                           1998      DECEMBER 31,
                                       (Unaudited)       1997
 -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income                 $  2,707,100   $ 4,134,575
Net realized gain on investment
 transactions                               85,606       480,852
Net change in unrealized appreciation
 of investments                            904,998     2,520,074
------------------------------------------------------------------
Net increase in net assets resulting
 from operations                         3,697,704     7,135,501
------------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS
 from:
Net investment income                   (2,862,688)   (4,078,021)
------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST (Note 5):
Net proceeds from sale of shares       145,980,168     2,418,539
Net asset value of shares issued to
 shareholders from reinvestment of
 dividends                               2,826,919     3,999,235
Cost of shares repurchased             (20,048,450)  (15,679,627)
------------------------------------------------------------------
Net increase (decrease) in net assets
 from transactions in shares of
 beneficial interest                   128,758,637    (9,261,853)
------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS  129,593,653    (6,204,373)
------------------------------------------------------------------
NET ASSETS:
Beginning of period                     75,977,633    82,182,006
------------------------------------------------------------------
End of period (including
 undistributed net investment income
 (loss) of $(67,528) and $88,060,
 respectively)                        $205,571,286   $75,977,633
------------------------------------------------------------------

See notes to financial statements

CITIFUNDS NEW YORK TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                              FOUR MONTHS
                     SIX MONTHS                                                  ENDED
                        ENDED                                                  DECEMBER
                      JUNE 30,             YEAR ENDED DECEMBER 31,                31,      YEAR ENDED
                        1998      ------------------------------------------     1993      AUGUST 31,
                     (Unaudited)       1997       1996       1995       1994   (NOTE 1D)      1993
------------------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of
 period               $   11.42   $   10.98  $   11.25  $   10.09  $   11.54   $   11.44    $   10.82
------------------------------------------------------------------------------------------------------
Income From
 Operations:
Net investment
 income                   0.256       0.594      0.585      0.607      0.566       0.210        0.567
Net realized and
 unrealized gain
 (loss) on
 investments              0.067       0.431     (0.267)     1.153     (1.415)      0.076        0.610
------------------------------------------------------------------------------------------------------
   Total from
    operations            0.323       1.025      0.318      1.760     (0.849)      0.286        1.177
------------------------------------------------------------------------------------------------------
Less Dividends
 From:
Net investment
 income                  (0.273)     (0.585)    (0.588)    (0.600)    (0.601)     (0.186)      (0.557)
------------------------------------------------------------------------------------------------------
Net Asset Value,
 end of period        $   11.47   $   11.42  $   10.98  $   11.25  $   10.09   $   11.54    $   11.44
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
 period
 (000's omitted)      $ 205,572   $  75,978  $  82,182  $  90,264  $  86,399   $ 120,824    $ 111,583
Ratio of expenses
 to average net
 assets                   0.80%*      0.80%      0.80%      0.80%      0.80%       0.80%*       0.80%
Ratio of net
 investment income
 to average net
 assets                   4.61%*      5.31%      5.34%      5.62%      5.52%       4.84%*       5.11%
Portfolio turnover           6%         16%        47%        98%       150%         46%         149%
Total return              2.86%**     9.62%      3.01%     17.89%    (7.47)%       2.52%**     11.19%
Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years ended after
December 31, 1994, the net investment income per share and the ratios would have been as follows:
Net investment
 income per share        $0.238      $0.540     $0.534     $0.555     $0.508      $0.191       $0.515
RATIOS:
Expenses to average
 net assets               1.13% *     1.28%      1.27%      1.27%      1.27%       1.23% *      1.27%
Net investment
 income to average
 net assets               4.28% *     4.83%      4.87%      5.15%      5.05%       4.40% *      4.64%
------------------------------------------------------------------------------------------------------

 * Annualized

** Not Annualized

See notes to financial statements

CitiFunds New York Tax Free Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds New York Tax Free Income
Portfolio (formerly Landmark New York Tax Free Income Fund) (the 'Fund') is a separate non-diversified series of CitiFunds Tax Free Income Trust (the 'Trust'), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ('Citibank'). CFBDS, Inc. ('CFBDS') (formerly Landmark Funds Broker Dealer Services, Inc.) acts as the Fund's Sub-Administrator and Distributor.
  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
  The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
  A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
  B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.
  C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders. At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $5,112,709 which will expire on December 31, 2002. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
  D. Change in Fiscal Year End Effective September 1, 1993, the Fund changed its fiscal year end from August 31 to December 31.
  E. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
  F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.
  G. Fees Paid Indirectly The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.
  H. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
  The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Funds' average daily net assets. The management fee amounted to $440,308 of which $193,777 was voluntarily waived for the six months ended June 30, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $146,769 for the six months ended June 30, 1998.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $123,373,803 and $6,314,692, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                   SIX MONTHS
                                      ENDED       YEAR ENDED
                                  JUNE 30, 1998  DECEMBER 31,
                                   (Unaudited)       1997
-------------------------------------------------------------
Shares sold                        12,782,188        216,390
Shares issued to shareholders
 from reinvestment of dividends       247,318        360,022
Shares repurchased                 (1,758,329)    (1,411,411)
-------------------------------------------------------------
Net increase (decrease)            11,271,177       (834,999)
-------------------------------------------------------------

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                         $193,840,433
-------------------------------------------------------------------
Gross unrealized appreciation                            $7,833,691
Gross unrealized depreciation                               (41,882)
-------------------------------------------------------------------
   Net unrealized appreciation                           $7,791,809
-------------------------------------------------------------------

7. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For six months ended June 30, 1998, the commitment fee allocated to the Fund was $321. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/NYT/698

                                           Semi-Annual Report o June 30, 1998

[LOGO]

             National Tax Free
             Income Portfolio

[Graphic Omitted]


                                                                           BONDS

--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO

Letter to Our Shareholders                                                   1
 ..............................................................................
Portfolio Environment and Outlook                                            2
 ..............................................................................
Fund Facts                                                                   4
 ..............................................................................
Portfolio Highlights                                                         4
 ..............................................................................
Fund Performance                                                             5
 ..............................................................................
Portfolio of Investments                                                     6
 ..............................................................................
Statement of Assets and Liabilities                                         10
 ..............................................................................
Statement of Operations                                                     11
 ..............................................................................
Statement of Changes in Net Assets                                          12
 ..............................................................................
Financial Highlights                                                        13
 ..............................................................................
Notes to Financial Statements                                               14
 ..............................................................................

LETTER TO OUR SHAREHOLDERS
Dear CitiFunds Shareholder:

This semi-annual report covers the period from January 1, 1998, through June 30, 1998, for the CitiFundsSM National Tax Free Income Portfolio. Inside, the CitiFunds' investment manager, Citibank, N.A., discusses the market conditions it faced, the strategies it employed and its outlook for the future.
  Overall, the past six months were quite positive for the tax-exempt bond market. Moderate economic growth, low inflation and an unchanged monetary policy helped municipal bonds produce attractive total rates of return for the six-month period. We are pleased to report that CitiFunds National Tax Free Income Portfolio participated in this market's gains.
  Among the highlights of the reporting period, your fund has changed its name to CitiFunds(SM) National Tax Free Income Portfolio. In addition, as you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the fund.
  On behalf of the Board of Trustees, we want to thank you for your continued participation and confidence in the CitiFunds family of funds.

/s/ Philip W. Coolidge

Philip W. Coolidge
President
July 16, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

DESPITE STRONGER-THAN-EXPECTED U.S. ECONOMIC GROWTH, inflation remained low during the first six months of 1998. Even reports of record-high employment levels and robust consumer consumption failed to ignite inflationary pressures. In addition, fears that economic growth was too strong were tempered by widespread expectations that the financial crisis in Asia would soon constrain growth. The potentially moderating effects of the Asian crisis apparently convinced the Federal Reserve Board not to raise short-term interest rates in an attempt to forestall an acceleration of inflation.
    This combination of economic influences produced excellent market conditions for fixed-income securities, including both taxable and tax-exempt bonds. However, the performance of the taxable bond market was generally stronger than the municipal bond market over the past six months. That's primarily because positive supply-and-demand influences in some sectors of the taxable bond market did not apply to tax-exempt bonds. The federal government's progress toward a balanced budget has reduced the government's need to finance its operations by issuing U.S. Treasury securities. While the supply of U.S. Treasury securities was shrinking, investor demand was growing, especially from overseas investors, causing prices of those taxable securities to rise.
    In contrast, the supply of tax-exempt securities grew over the past six months while demand remained relatively steady. Municipalities took advantage of the low interest-rate environment to finance a variety of new projects and refinance existing ones. In fact, tax-exempt bond issuance during the first six months of 1998 was more than 50% higher than in the first half of 1997. When supply grows and investors have many bonds to choose from, issuers must keep their yields relatively high to make their securities more attractive to investors seeking high levels of tax-free income. As a result, prices of tax-exempt securities did not rise as much as comparable taxable securities.
    THE PORTFOLIO SOUGHT TO MAINTAIN HIGH TAX-EXEMPT YIELDS COMMENSURATE WITH ITS RISK PROFILE in this environment. Accordingly, we maintained a well diversified portfolio containing tax-exempt securities with a variety of maturities. Within that portfolio, we found the best values in bonds with maturities of 10 to 15 years.
    When allocating the portfolio's assets among municipal bond issuers nationwide, we attempted to maximize exposure to those securities providing the best relative values. This led us to a relatively high concentration of municipal bonds issued within New York State. New York bonds were attractive because they offered relatively high yields at a time when the state's credit quality was rising and issuance was high.
    The portfolio's average credit quality remained high over the past six months. As of June 30, 1998, approximately 90% of the portfolio's investments were rated A or higher by Standard & Poor's or Moody's.
    WE BELIEVE THAT MUNICIPAL BONDS REPRESENT ATTRACTIVE VALUES under current market conditions, and we are optimistic about the market's prospects over the second half of 1998. As of June 30, the average AAA-rated or Aaa-rated 30-year tax-exempt bond provided about 87% of the yield of 30-year U.S. Treasury bonds. Historically, that relationship averages around 83%. We expect municipal bondholders to benefit from potential capital appreciation when municipal bond yields return to their historical relationship with taxable bond yields. This may occur during the second half of 1998 if the supply of new tax-exempt securities moderates to more normal levels.
    In addition, we believe that U.S. economic growth will slow during the second half of this year in response to falling demand for goods and services from Asia. Slower economic growth usually means low inflation, which is good for bonds. Therefore, we expect an economic slow-down to help municipal bond prices move higher over the next six months.
    Of course, no matter what the future brings, we will continue to monitor the economy and bond markets, making every effort to generate high levels of current income exempt from federal income taxes and to preserve the value of our shareholders' investment.

FUND FACTS

FUND OBJECTIVE
To generate high levels of current income exempt from federal income taxes+ and to preserve the value of its shareholders investment. The Fund invests primarily in municipal obligations that pay interest that is exempt from federal income taxes.

INVESTMENT MANAGER               DIVIDENDS
Citibank, N.A.                   Paid monthly

COMMENCEMENT OF OPERATIONS       CAPITAL GAINS
August 17, 1995                  Distributed semi-annually, if
                                 any

NET ASSETS AS OF 6/30/98         BENCHMARKS
$33.5 million                    o Lipper General Municipal
                                   Bond Funds Average
                                 o Lehman Municipal 4 Years Plus
                                   Bond Index

+ A portion of the income may be subject to the Federal Alternative Minimum
  Tax.
  Consult your personal tax advisor.

PORTFOLIO HIGHLIGHTS
PORTFOLIO DIVERSIFICATION AS OF JUNE 30, 1998 (Unaudited)

               General Obligation Bonds              25%
               State Agencies                        15%
               Healthcare                            13%
               Transportation Revenue                13%
               Housing Revenue                        9%
               Other Revenue                          8%
               Education                              7%
               *Short-Term                            4%
               Water/Sewer Revenue                    4%
               Power Revenue                          2%

                      *Includes cash and net other assets.

FUND PERFORMANCE
TOTAL RETURNS

                                                                    SINCE
                                              SIX         ONE        8/17/95
                                            MONTHS**      YEAR     (INCEPTION)*
ALL PERIODS ENDING JUNE 30, 1998 (Unaudited)
-----------------------------------------------------------------------------
CitiFunds National Tax Free Income
 Portfolio                                   4.72%      12.19%        9.43%
Lipper General Municipal Bond Funds
 Average                                     2.26%       8.39%        6.11%+
Lehman Municipal 4 Years Plus Bond
 Index                                       2.78%       9.17%        7.85%+

 * Average Annual Total Return
** Not Annualized
+ From 8/31/95
30-Day SEC Yield                 4.68%
Income Dividends Per Share      $0.270

GROWTH OF A $10,000 INVESTMENT
A $10,000 investment in the Fund
made on inception date would have
grown to $12,954 (as of 6/30/98).
The graph shows how this compares
to its benchmark over the same
period.

                                    CitiFunds
                                     National        Lipper        Lehman Muni
                                     Tax Free        General       4 Years Plus
  Date        Index      Return     Income Fund     Muni Bond       Bond Index
  ----        -----      ------     -----------     ---------       ----------

8/17/95     100                       $10,000
8/31/95     101.9         1.90%       $10,190        $10,000          $10,000
9/30/95     102.4759      0.57%       $10,248        $10,059          $10,065
10/31/95    104.5629      2.04%       $10,456        $10,215          $10,223
11/30/95    106.3632      1.72%       $10,636        $10,412          $10,405
12/31/95    107.4327      1.01%       $10,743        $10,529          $10,513
1/31/96     108.4014      0.90%       $10,840        $10,580          $10,593
2/29/96     107.1191     -1.18%       $10,712        $10,497          $10,514
3/31/96     104.9137     -2.06%       $10,491        $10,329          $10,366
4/30/96     104.345      -0.54%       $10,434        $10,280          $10,332
5/31/96     103.9777     -0.35%       $10,398        $10,284          $10,326
6/30/96     105.4935      1.46%       $10,549        $10,381          $10,444
7/31/96     106.6977      1.14%       $10,670        $10,472          $10,544
8/31/96     106.4277     -0.25%       $10,643        $10,466          $10,539
9/30/96     108.1719      1.64%       $10,817        $10,617          $10,696
10/31/96    109.3921      1.13%       $10,939        $10,732          $10,824
11/30/96    111.5782      2.00%       $11,158        $10,920          $11,034
12/31/96    110.9914     -0.53%       $11,099        $10,873          $10,981
1/31/97     111.2611      0.24%       $11,126        $10,873          $10,998
2/28/97     112.2821      0.92%       $11,228        $10,968          $11,106
3/31/97     110.7078     -1.40%       $11,071        $10,825          $10,945
4/30/97     111.853       1.03%       $11,185        $10,914          $11,042
5/31/97     113.548       1.52%       $11,355        $11,070          $11,219
6/30/97     115.4647      1.69%       $11,546        $11,194          $11,346
7/31/97     119.7097      3.68%       $11,971        $11,530          $11,687
8/31/97     118.3258     -1.16%       $11,833        $11,394          $11,564
9/30/97     120.159       1.55%       $12,016        $11,254          $11,710
10/31/97    120.7773      0.51%       $12,078        $11,324          $11,788
11/30/97    121.3945      0.51%       $12,139        $11,389          $11,862
12/31/97    123.7024      1.90%       $12,370        $11,570          $12,051
1/31/98     125.5706      1.51%       $12,557        $11,679          $12,183
2/28/98     125.5105     -0.05%       $12,551        $11,672          $12,183
3/31/98     126.367       0.68%       $12,637        $11,674          $12,192
4/30/98     126.0789     -0.23%       $12,608        $11,602          $12,129
5/31/98     128.5568      1.97%       $12,856        $11,790          $12,337
6/30/98     129.5399      0.76%       $12,954        $11,829          $12,386


The graph assumes all dividends and distributions are reinvested at Net Asset Value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers which may be terminated. If the waivers were not in place, total returns would be lower.

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         June 30, 1998
(Unaudited)

                                               PRINCIPAL
MOODY'S                                         AMOUNT
BOND                                             (000'S
RATING     ISSUER                               OMITTED)          VALUE
--------------------------------------------------------------------------

MUNICIPAL BONDS  -- 95.9%
--------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION  -- 1.6%
--------------------------------------------------------------------------
Aaa        Cleveland, Ohio, Cleveland
            Stadium Project,
            6.00% due 11/15/08                 $     400         $ 449,068
Aaa        Riverside County, California,
            Asset Leasing Corp.,
            5.70% due 6/01/16                         75            81,045
                                                                 ---------
                                                                   530,113
                                                                 ---------

GENERAL OBLIGATION BONDS  -- 24.7%
--------------------------------------------------------------------------
Aaa        California State, AMT,
            4.95% due 12/01/08                     1,000         1,011,250
Aa3        Colorado Springs, Colorado,
            5.00% due 9/01/06                        250           255,943
Aaa        Detroit, Michigan,
            5.00% due 4/01/11                        505           511,035
Aaa        Hawaii State, 5.50% due 10/01/10          860           925,652
Aaa        Massachusetts State Construction
            Loan, 5.625% due 8/01/13                  50            52,741
Aa         Metro, Oregon, Open Spaces
            Program, Series A,
            5.50% due 9/01/10                         50            52,620
A3         New York, New York,
            5.125% due 8/01/10                     2,500         2,550,425
Baa1       New York, New York,
            6.25% due 8/01/12                         50            54,792
Baa1       New York, New York,
            6.25% due 8/01/17                        185           198,635
Baa1       New York, New York,
            6.25% due 8/01/17                         15            16,405
Aaa        Niagara County, New York,
            5.375% due 8/15/19                       425           442,812
Aa2        Onondaga County, New York,
            5.85% due 5/01/14                        465           496,104
Aaa        Port Olympia, Washington,
            AMT, 5.10% due 12/01/10                  350           354,711
Aaa        Puerto Rico Commonwealth,
            6.50% due 7/01/10                        200           236,084
Aaa        San Anselmo, California,
            5.60% due 8/01/11                         50            53,448
Aaa        St. Louis County, Missouri,
            5.00% due 2/01/12                        750           768,383
Aaa        Union City, New Jersey,
             5.20% due  9/01/12                      160           168,330
Aaa        Walnut County, California,
            Unified School Districts,
            7.00% due 8/01/08                         50            60,190
Aa1        Winston Salem, North
            Carolina, 5.40% due 6/01/11               50            52,978
                                                                 ---------
                                                                 8,262,538
                                                                 ---------

EDUCATION  -- 7.0%
--------------------------------------------------------------------------
Aaa        Dade County, Florida,
            Educational Facilities
            Authority Revenue,
            6.00% due 4/01/08                        220           246,800
Aaa        Fallbrook, California, High
            School District,
            5.375% due 9/01/14                       555           587,923
Aaa        Galt Schools Joint Power
            Authority of California,
            Revenue, 5.75% due 11/01/16              205           220,098
Aaa        Maricopa County, Arizona,
            School District No. 3,
            6.50% due 7/01/10                         90           105,599
Aaa        Pleasanton, California,
            School District,
            5.60% due 8/01/11                         50            53,919
Aaa        Pomona, California University
            School District,
            5.90% due 2/01/10                      1,000         1,119,090
                                                                 ---------
                                                                 2,333,429
                                                                 ---------

HEALTHCARE  -- 13.1%
--------------------------------------------------------------------------
Baa        Colorado Health Facilities
            Authority Revenue,
            4.85% due 1/01/06                        285           286,776
Aa2        Colorado Health Facilities
            Authority Revenue,
            5.375% due 12/01/11                      500           520,115
Aaa        Kalamazoo, Michigan, Hospital
            Financial Authority Revenue,
            5.50% due Aaa 5/05/12                    350           366,573
Aaa        Lancaster County,
            Pennsylvania, Housing
            Authority, 6.30% due 7/01/05             300           323,811
Aaa        Medford, Oregon, Hospital
            Facilities Authority Revenue,
            5.25% due 8/15/11                      2,120         2,198,631
Aaa        Philadelphia, Pennsylvania,
            Hospitals Revenue,
            5.50% due 5/15/08                        160           170,446
Aaa        Tampa, Florida, 5.50% due 11/15/14        160           169,210
Aaa        Washington State Health Care
            Facilities Authority Revenue,
            5.50% due 11/15/12                       350           367,392
                                                                 ---------
                                                                 4,402,954
                                                                 ---------
HOUSING  -- 8.9%
--------------------------------------------------------------------------
Aaa        Massachusetts State Housing
            Finance Agency,
            5.05% due 6/01/10                        500           503,630
Aaa        Nebraska Investment Finance
            Authority, AMT,
            5.85% due 9/01/28                        200           206,780
Aaa        Texas State Department of
            Housing, 5.25% due 9/01/13               175           180,220
Aaa        Texas State Department of
            Housing, 5.80% due 9/01/29               300           308,673
Aaa        Utah State Housing Financial
            Agency, 5.40% due 7/01/16                835           842,131
Aa1        Virginia State Housing
            Development Authority,
            5.95% due 5/01/16                        400           423,080
Aa2        Wyoming Community Development
            Authority, AMT,
            5.85% due 6/01/28                        500           517,290
                                                                 ---------
                                                                 2,981,804
                                                                 ---------

POWER REVENUE  -- 2.3%
--------------------------------------------------------------------------
Aa2        Colorado Springs, Colorado,
            Utilities Revenue,
            6.35% due 11/15/01                       250           267,950
A1         New York State Energy
            Research and Development
            Authority, AMT,
            7.50% due 7/01/25                         60            62,516
Aaa        Sikeston, Missouri,
            Electrical Revenue,
            6.00% due 6/01/14                        155           174,580
Aaa        Washington State Public Power
            Supply, 5.70% due 7/01/08                250           271,088
                                                                 ---------
                                                                   776,134
                                                                 ---------

STATE AGENCIES  -- 14.5%
--------------------------------------------------------------------------
Aa3        California State Public Works
            Board, 5.25% due 10/01/11              2,500         2,588,150
A2         California State Public Works
            Board Lease, 5.25% due 11/01/11          500           520,080
Aaa        New York State Dormitory
            Authority, 5.50% due 2/01/10             165           177,840
A3         New York State Dormitory
            Authority, 5.00% due 8/15/11             415           417,000
Baa1       New York State Dormitory
            Authority, 5.50% due 5/15/23             100           101,754
Baa1       New York State Urban
            Development Corp.,
            5.50% due 1/01/09                      1,000         1,066,940
                                                                 ---------
                                                                 4,871,764
                                                                 ---------
SALES TAX REVENUE  -- 3.0%
--------------------------------------------------------------------------
Aa3        New York, New York City
            Transitional, 5.00% due 8/15/14          455           452,912
Aaa        Palm Beach County, Florida,
            Criminal Justice,
            5.75% due 6/01/13                        500           552,340
                                                                 ---------
                                                                 1,005,252
                                                                 ---------

TRANSPORTATION REVENUE  -- 13.4%
--------------------------------------------------------------------------
Aaa        Arapahoe County, Colorado,
            Capital Improvement,
            7.00% due 8/31/26                        150           178,533
Aaa        Hawaii State Harbor Import
            Revenue, AMT,
            6.50% due 7/01/12                        560           602,430
Aaa        Indiana Transit,
            5.25% due 12/01/15                     1,000         1,018,400
Baa3       Kenton County, Kentucky,
            Airport Board,
            6.125% due 2/01/22                     1,075         1,105,197
Baa1       Metropolitan Transit
            Authority, New York,
            5.00% due 7/01/05                        250           256,955
Aaa        Metropolitan Transit
            Authority, New York,
            5.625% due 7/01/25                        60            62,858
Baa1       New York State Highway
            Authority Service,
            6.00% due 4/01/07                        750           824,400
Aaa        Puerto Rico Commonwealth
            Highway, Series Y,
            6.25% due 7/01/05                         75            83,939
Aa3        Triborough Bridge and Tunnel
            Authority, New York,
            6.00% due 1/01/12                        320           356,387
                                                                 ---------
                                                                 4,489,099
                                                                 ---------

WATER AND SEWER REVENUE  -- 3.6%
--------------------------------------------------------------------------
Aaa        Bexar, Texas, Metropolitan
            Water Distribution,
            6.00% due 5/01/15                         50            54,112
Aaa        New York State Environmental,
            5.05% due 1/15/13                        220           222,893
Aaa        New York State Environmental,
            5.10% due 7/15/14                        740           749,701
Aaa        Santa Margarita/Dana Point
            Authority of California
            Revenue, 5.50% due 8/01/10               160           172,176
                                                                 ---------
                                                                 1,198,882
                                                                 ---------

MISCELLANEOUS  -- 3.8%
--------------------------------------------------------------------------
Aa2        Lower Neches Valley
            Authority, Texas, Oil
            Refining Project,
            6.35% due 4/01/26                      1,000         1,089,260
NR         Port Authority New York and
            New Jersey Special
            Obligation, AMT,
            6.75% due 10/01/19                       150           166,216
                                                                 ---------
                                                                 1,255,476
                                                                 ---------

TOTAL MUNICIPAL BONDS
 (Identified Cost $31,683,752)                                  32,107,445
                                                                 ---------

VARIABLE RATE DEMAND NOTES*
AT AMORTIZED COST  -- 8.1%
--------------------------------------------------------------------------
VMIG1      New York City Transitional,
            New York, 3.85% due 8/15/21            1,400         1,400,000
VMIG1      New York State Medicare
            Facilities, 4.05% due 8/15/22          1,300         1,300,000
                                                                 ---------

TOTAL VARIABLE RATE DEMAND NOTES AT
 AMORTIZED COST                                                  2,700,000
                                                                 ---------
TOTAL INVESTMENTS
 (Identified Cost $34,383,752)                     104.0%       34,807,445
OTHER ASSETS, LESS LIABILITIES                      (4.0)       (1,330,078)
                                                   -----       -----------
NET ASSETS                                         100.0%      $33,477,367
                                                   -----       -----------
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 day's notice.

AMT -- Subject to Alternative Minimum Tax

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
-------------------------------------------------------------------
ASSETS:
Investments, at value (Note 1A) (Identified Cost,
 $34,383,752)                                           $34,807,445
Cash                                                        173,787
Receivable for shares of beneficial interest sold         4,314,431
Interest receivable                                         492,571
-------------------------------------------------------------------
   Total assets                                          39,788,234
-------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                         5,745,478
Payable for shares of beneficial interest repurchased       540,817
Dividends payable                                            24,572
-------------------------------------------------------------------
   Total liabilities                                      6,310,867
-------------------------------------------------------------------
NET ASSETS for 2,999,537 shares of beneficial interest
 outstanding                                            $33,477,367
-------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                         $33,024,582
Unrealized appreciation of investments                      423,693
Accumulated net realized gain on investments                  8,523
Undistributed net investment income                          20,569
-------------------------------------------------------------------
   Total                                                $33,477,367
-------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE OF BENEFICIAL INTEREST                          $11.16
-------------------------------------------------------------------

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
-----------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Interest                                                      $ 248,854
EXPENSES:
Management fees (Note 2)                           $  39,060
Custody and Fund Accounting fees                      29,195
Distribution fees (Note 3)                            13,020
Audit fees                                            11,000
Shareholder reports                                    8,530
Legal fees                                             6,552
Transfer agent fees                                    6,000
Trustees fees                                          4,572
Miscellaneous                                          2,452
-----------------------------------------------------------------------
   Total expenses                                    120,381
Less aggregate amounts waived by the Manager
 and Distributor (Notes 2 and 3)                     (52,080)
Less fees paid indirectly (Note 1E)                     (291)
Expenses assumed by the Sub-Administrator
  (Note 7)                                           (68,010)
-----------------------------------------------------------------------
   Net expenses                                                      --
-----------------------------------------------------------------------
Net investment income                                         $ 248,854
-----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain on investment transactions                      7,630
Net change in unrealized appreciation                           288,472
-----------------------------------------------------------------------
   Net realized and unrealized gain on
    investments                                                 296,102
-----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   $ 544,956
-----------------------------------------------------------------------

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                     SIX MONTHS
                                        ENDED
                                      JUNE 30,     YEAR ENDED
                                        1998      DECEMBER 31,
                                     (Unaudited)      1997
---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income               $   248,854    $  105,890
Net realized gain on investment
 transactions                             7,630        18,441
Net change in unrealized
 appreciation of investments            288,472        81,360
---------------------------------------------------------------
Net increase in net assets
 resulting from operations              544,956       205,691
---------------------------------------------------------------
DIVIDENDS DECLARED TO SHAREHOLDERS
 FROM:
Net investment income                  (231,223)     (105,043)
---------------------------------------------------------------
TRANSACTIONS IN SHARES OF
 BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares     33,176,519       191,319
Net asset value of shares issued to
 shareholders from reinvestment of
 dividends                              206,637       104,749
Cost of shares repurchased           (2,136,165)     (540,375)
---------------------------------------------------------------
Net increase (decrease) in net
 assets from transactions in shares
 of beneficial interest              31,246,991      (244,307)
---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
 ASSETS                              31,560,724      (143,659)
---------------------------------------------------------------
NET ASSETS:
Beginning of period                   1,916,643     2,060,302
---------------------------------------------------------------
End of period (including
 undistributed net investment
 income of $20,569 and $2,938,
 respectively)                      $33,477,367    $1,916,643
---------------------------------------------------------------

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                 AUGUST 17, 1995
                              SIX MONTHS                          (COMMENCEMENT
                                 ENDED          YEAR ENDED       OF OPERATIONS)
                               JUNE 30,        DECEMBER 31,            TO
                                 1998      --------------------   DECEMBER 31,
                              (Unaudited)    1997       1996          1995
--------------------------------------------------------------------------------
Net Asset Value, beginning
 of period                     $   10.92   $   10.34  $   10.55     $   10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment income              0.277       0.564      0.562         0.187
Net realized and unrealized
 gain (loss) on investments        0.233       0.586     (0.232)        0.551
--------------------------------------------------------------------------------
   Total from operations           0.510       1.150      0.330         0.738
--------------------------------------------------------------------------------
Less Dividends From:
Net investment income             (0.270)     (0.570)    (0.540)       (0.188)
--------------------------------------------------------------------------------
Net Asset Value, end of
 period                        $   11.16   $   10.92  $   10.34     $   10.55
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000s omitted)                $  33,477   $   1,917  $   2,060     $   1,306
Ratio of expenses to average
 net assets(A)                      0.01%      0.14%         0%            0%
Ratio of expenses to average
 net assets after fees paid
 indirectly(A)                         0%         0%         0%            0%
Ratio of net investment
 income to average net
 assets                             4.78%*     5.45%      5.42%         5.20%*
Portfolio turnover                    13%        55%        52%            0%
Total return                        4.72%**    11.45%     3.31%         7.43%**
Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, the expenses were not reduced for fees paid indirectly, the Sub-administrator had not voluntarily assumed expenses and had expenses been limited to that required by certain state securities law in 1995, the net investment income per share and the ratios would have been as follows:
Net investment income (loss)
 per share                    $    0.143   $  (0.229) $  (0.291) $      0.098
RATIOS:
Expenses to average net
 assets                             2.31%*     7.66%      8.23%         2.50%*
Net investment income (loss)
 to average net assets              2.47%*    (2.21)%    (2.81)%        2.70%*
--------------------------------------------------------------------------------

  * Annualized
 ** Not annualized
(A) The expense ratios for the year ended December 31, 1995 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the period ended on December 31, 1995 have not been adjusted to reflect this change.

See notes to financial statements

CITIFUNDS NATIONAL TAX FREE INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES The CitiFunds National Tax Free Income Portfolio (formerly Landmark National Tax Free Income Fund) (the 'Fund') is a separate non-diversified series of CitiFunds Tax Free Income Trust (the 'Trust'), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ('Citibank'). CFBDS, Inc ('CFBDS') (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Sub-Administrator and Distributor.
  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
  The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
  A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
  B. Income Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes.
  C. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
  D. Distributions The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
  E. Fees Paid Indirectly The Fund's custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expense on the Statement of Operations.
  F. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
  G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
  The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of the Funds' average daily net assets. The management fee amounted to $39,060 all of which was voluntarily waived for the six months ended June 30, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales and marketing and shareholder services at an annual rate not to exceed 0.25% of the Fund's average daily net assets. The Distribution fees amounted to $13,020 all of which was voluntarily waived for the six months ended June 30, 1998.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $31,430,805 and $1,442,817, respectively.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value). Transactions in shares of beneficial interest were as follows:

                                            SIX MONTHS
                                               ENDED     YEAR ENDED
                                             JUNE 30,     DECEMBER
                                               1998          31,
                                            (Unaudited)     1997
-------------------------------------------------------------------
Shares sold                                  2,998,228       18,203
Shares issued to shareholders from
 reinvestment of dividends                      18,642        9,940
Shares repurchased                            (192,890)     (51,804)
-------------------------------------------------------------------
Net increase (decrease)                      2,823,980      (23,661)
-------------------------------------------------------------------

6. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $34,383,752
-------------------------------------------------------------------
Gross unrealized appreciation                           $   434,365
Gross unrealized depreciation                               (10,672)
-------------------------------------------------------------------
Net unrealized appreciation                             $   423,693
-------------------------------------------------------------------

7. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay the unwaived expenses of the Fund for the six months ended June 30, 1998 which amounted to $68,010.

8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1998, the commitment fee allocated to the Fund was $4. Since the line of credit was established there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Sub-Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor
Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

             THE CITIFUNDS FAMILY

             LARGE CAP STOCKS
          o  CitiFunds Growth & Income Portfolio
          o  CitiFunds Large Cap Growth Portfolio

             SMALL CAP STOCKS
          o  CitiFunds Small Cap Growth Portfolio
          o  CitiFunds Small Cap Value Portfolio

             INTERNATIONAL STOCKS
          o  CitiFunds International Growth & Income Portfolio

             GROWTH WITH INCOME
          o  CitiFunds Balanced Portfolio

             BONDS
          o  CitiFunds Intermediate Income Portfolio
          o  CitiFunds Short-Term U.S. Government Income Portfolio
          o  CitiFunds New York Tax Free Income Portfolio
          o  CitiFunds National Tax Free Income Portfolio

             MONEY MARKETS
          o  CitiFunds Cash Reserves
          o  CitiFunds U.S. Treasury Reserves
          o  CitiFunds Tax Free Reserves
          o  CitiFunds New York Tax Free Reserves
          o  CitiFunds California Tax Free Reserves
          o  CitiFunds Connecticut Tax Free Reserves

          This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

          For more information contact your Service Agent or call 1-800-625-4554

          CitiFunds are made available by CFBDS, Inc. as distributor.


(C)1998 Citicorp          [LOGO] Printed on recycled paper           CFS/NAT/698